INCOME TAXES - Disclosure of Detailed Information About Effective Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
(Loss) earnings before tax	$ (61,404)	$ 25,250
Combined statutory tax rate	27.00%	27.00%
Income tax (recovery) expense computed at statutory tax rate	$ (16,579)	$ 6,818
Reconciling items:
Effect of different foreign statutory tax rates on earnings of subsidiaries	1,052	4,962
Impact of foreign exchange on deferred income tax assets and liabilities	(20,238)	(1,419)
Change in unrecognized deferred income tax asset	$ 2,097	14,100
Mining royalty in Mexico	7.50%
7.5% mining royalty in Mexico	$ 11,345	13,389
Other non-deductible expenses	16,941	15,491
Impact of inflationary adjustments	(18,015)	(13,504)
Change in tax provision estimates	(2,127)	(945)
Impact of divestitures and restructurings	0	102
Value of losses forgone due to tax settlement	55,657	0
Tax settlement	24,033	0
Other	(1,294)	(8,821)
Income tax expense	52,872	30,173
Statements of Earnings Presentation
Current income tax expense	56,250	49,283
Deferred income tax recovery	(3,378)	(19,110)
Income tax expense	$ 52,872	$ 30,173
Effective tax rate	(86.00%)	119.00%